Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Schedule of Investments in Associates
The following table summarizes the change in the carrying amount of the Company’s investment in Soto Norte:

Amount
Investment in associate as of December 31, 2023	$108,527
Company’s share of the loss from the associate	(2,811)
Cash contributions to Soto Norte	2,647
Reclassification of investment	(108,363)
Investment in associate as of December 31, 2024	$—
Summarized financial information for the Soto Norte Project during the period in which the Company exercised significant influence, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies, is as follows:

Year ended December 31, 2024
Project expenses	$(13,022)
Net loss and comprehensive loss of associate	$(14,054)
Company’s equity share of the net loss and comprehensive loss of associate – 20%	$(2,811)

	December 31, 2025	December 31, 2024
McFarlane Lake Mining (a)	$6,580	$—
Denarius Metals (b)	21,435	12,624
Total	$28,015	$12,624

	Common shares	Warrants	Convertible Debenture	Total
Other financial asset as at December 31, 2023	$3,996	$249	$5,511	$9,756
Change in fair value	895	(98)	2,071	2,868
Other financial asset as at December 31, 2024	$4,891	$151	$7,582	$12,624
Issuance of additional Denarius Debenture	—	—	102	102
Purchase of Denarius marketable securities	1,167	262	—	1,429
Change in fair value	1,713	8	5,559	7,280
Other financial asset as at December 31, 2025	$7,771	$421	$13,243	$21,435